Earnings per share (Details) - CNY (¥) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net profit attributable to the equity holders of the Company - numerator for basic and diluted earnings per share	¥ 15,883	¥ 46,893	¥ 6,524
Weighted average share outstanding - denominator for basic and diluted earnings per share	1,001,575	1,001,047	1,000,172
Basic and diluted earnings per share	¥ 0.02	¥ 0.05	¥ 0.01